UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21679

UM Investment Trust II
(Exact name of registrant as specified in charter)

522 Fifth Avenue New York, New York		10036
(Address of principal executive offices)		(Zip code)

Stephen M. Benham 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 480-4111

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

UM Investment Trust II

Schedule of Portfolio Investments as of December 31, 2005

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2005.

Undiscovered Managers Spinnaker Fund

Schedule of Portfolio Investments

As of December 31, 2005 (Unaudited)

Liquidity	Issuer	Value
Long-Term Investments — 9.9% (i)
	Investment Vehicles — 9.9%
	Equity Trading — 0.0%
N/A	Bayou Accredited Fund, L.L.C.*	$—

	Trade Finance — 9.9%
Quarterly	Centrix Loan Participation Fund**	762,067

Total Investments — 9.9%
(Cost $1,370,000)		762,067
Other Assets in Excess of Liabilities — 90.1%		6,900,913
Net Assets — 100.0%		$7,662,980

Percentages indicated are based on net assets.

(i)  Security has been deemed illiquid and restricted pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

*  The fair value of the Fund’s investment in Bayou Accredited Fund L.L.C. (“Bayou”) was determined to be zero based upon management’s receipt of information of an alleged fraud at Bayou.

**  In November 2005, the Centrix Loan Participation Fund (“Centrix”) provided the Spinnaker Fund with notice of its intention to liquidate as of December 31, 2005. Centrix indicated that the Spinnaker Fund, along with the other investors in Centrix, will receive their pro rata share of all net proceeds received by Centrix monthly as cash is received either from the liquidation or maturity of the assets. Centrix also noted that its underlying assets are illiquid and that it could not provide a final date as to which all liquidation proceedings would be complete.

As of December 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,067
Aggregate gross unrealized depreciation	(635,000)
Net unrealized appreciation/depreciation	$(607,933)

Federal income tax cost of investments	$1,370,000

ITEM 2. CONTROLS AND PROCEDURES.

(a)          The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Spinnaker Fund

By:	/s/ George C. W. Gatch
George C. W. Gatch
President and Principal Executive Officer
March 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch
George C. W. Gatch
President and Principal Executive Officer
March 1, 2006

By:	/s/ Stephanie Dorsey
Stephanie Dorsey
Treasurer and Principal Financial Officer
March 1, 2006